Intangible Assets - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 150,401	₩ 142,165
Development in process	216,509	154,595
Development costs	366,910	296,760
Mobile [member]
Disclosure of development costs of intangible assets [line items]
Development completed	108,467	79,372
Development in process	₩ 144,679	₩ 117,222
Remaining Useful life	0.5	0.6
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 28,001	₩ 36,038
Development in process	₩ 55,580	₩ 30,670
Remaining Useful life	0.5	0.6
Notebook [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 4,458	₩ 14,311
Development in process	₩ 9,639	₩ 2,356
Remaining Useful life	0.6	0.5
Other Products [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 9,475	₩ 12,444
Development in process	₩ 6,611	₩ 4,347
Remaining Useful life	0.5	0.4